AB Corporate Income Shares

Portfolio of Investments

January 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 91.1%
Industrial – 50.4%
Basic – 2.1%
Anglo American Capital PLC 5.375%, 04/01/2025 (a)	$515	$599,492
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029(a)	246	275,828
4.50%, 08/01/2024	200	219,125
Glencore Funding LLC 1.625%, 09/01/2025(a)	531	543,654
4.625%, 04/29/2024(a)	175	196,005
Industrias Penoles SAB de CV 4.15%, 09/12/2029 (a)	300	335,906
Inversiones CMPC SA 3.85%, 01/13/2030 (a)	210	232,575
LYB International Finance III LLC 2.875%, 05/01/2025	340	366,285
LyondellBasell Industries NV 4.625%, 02/26/2055	102	120,605
Nutrition & Biosciences, Inc. 1.832%, 10/15/2027(a)	38	38,835
2.30%, 11/01/2030(a)	210	213,671
Reliance Steel & Aluminum Co. 4.50%, 04/15/2023	848	913,237
Sherwin-Williams Co. (The) 3.125%, 06/01/2024	62	66,925
Suzano Austria GmbH 3.75%, 01/15/2031	92	97,308

		4,219,451

Capital Goods – 0.6%
CNH Industrial Capital LLC 1.95%, 07/02/2023	320	329,325
General Electric Co. 3.45%, 05/01/2027	26	29,106
4.25%, 05/01/2040	130	147,784
5.875%, 01/14/2038	384	510,851
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	61	65,516
4.40%, 03/15/2024	39	42,861

		1,125,443

Communications - Media – 5.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.70%, 04/01/2051	225	221,596
5.125%, 07/01/2049	309	365,312
5.375%, 05/01/2047	519	626,173
Comcast Corp. 2.45%, 08/15/2052	57	52,575
2.80%, 01/15/2051	135	133,388
3.25%, 11/01/2039	568	617,513
3.90%, 03/01/2038	215	252,711
4.049%, 11/01/2052	44	53,319
4.60%, 10/15/2038	85	108,329
4.65%, 07/15/2042	498	644,785
4.70%, 10/15/2048	108	142,667
6.45%, 03/15/2037	436	651,040

	Principal Amount (000)	U.S. $ Value

Fox Corp. 3.05%, 04/07/2025	$23	$25,055
3.50%, 04/08/2030	180	202,336
5.576%, 01/25/2049	526	725,291
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028	93	110,895
Omnicom Group, Inc. 4.20%, 06/01/2030	629	742,579
Prosus NV 3.68%, 01/21/2030 (a)	210	225,225
Tencent Holdings Ltd. 2.39%, 06/03/2030 (a)	397	399,978
Thomson Reuters Corp. 5.65%, 11/23/2043	280	373,472
Time Warner Entertainment Co. LP 8.375%, 03/15/2023	987	1,149,648
ViacomCBS, Inc. 3.50%, 01/15/2025	21	22,932
3.70%, 06/01/2028	520	588,000
4.20%, 05/19/2032	225	266,540
4.95%, 01/15/2031	337	416,771
Walt Disney Co. (The) 2.75%, 09/01/2049	354	348,655
3.00%, 09/15/2022	265	276,172
3.35%, 03/24/2025	131	144,562
3.60%, 01/13/2051	429	487,378
4.00%, 10/01/2023	40	43,646
5.40%, 10/01/2043	180	251,838
6.15%, 02/15/2041	110	165,168
6.40%, 12/15/2035	161	242,687
8.875%, 04/26/2023	125	146,999
Weibo Corp. 3.50%, 07/05/2024	373	390,601

		11,615,836

Communications - Telecommunications – 3.7%
AT&T, Inc. 2.75%, 06/01/2031	355	370,602
3.30%, 02/01/2052	135	126,430
3.50%, 09/15/2053(a)	1,174	1,124,035
3.55%, 09/15/2055(a)	390	371,034
3.65%, 06/01/2051	384	384,096
4.30%, 02/15/2030	277	324,647
4.35%, 03/01/2029	370	433,714
6.55%, 01/15/2028	130	165,755
Corning, Inc. 4.75%, 03/15/2042	465	578,837
Rogers Communications, Inc. 4.50%, 03/15/2043	4	4,894
T-Mobile USA, Inc. 3.875%, 04/15/2030 (a)	999	1,127,771
Verizon Communications, Inc. 2.875%, 11/20/2050	582	559,704
4.00%, 03/22/2050	244	280,812
4.272%, 01/15/2036	586	711,978
4.862%, 08/21/2046	571	734,700

		7,299,009

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 2.5%
BMW US Capital LLC 3.90%, 04/09/2025 (a)	$378	$422,759
Cummins, Inc. 2.60%, 09/01/2050	386	377,867
General Motors Co. 5.95%, 04/01/2049	95	128,880
General Motors Financial Co., Inc. 3.50%, 11/07/2024	798	866,253
4.15%, 06/19/2023	116	124,673
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025 (a)	824	889,879
Hyundai Capital America 5.875%, 04/07/2025 (a)	160	188,955
Lear Corp. 3.50%, 05/30/2030	40	43,315
3.80%, 09/15/2027	406	453,258
Nissan Motor Co., Ltd. 4.345%, 09/17/2027 (a)	285	313,953
Toyota Motor Credit Corp. 1.15%, 05/26/2022	573	579,572
2.90%, 03/30/2023	364	383,984
Volkswagen Group of America Finance LLC 3.35%, 05/13/2025 (a)	285	312,021

		5,085,369

Consumer Cyclical - Other – 1.1%
Las Vegas Sands Corp. 2.90%, 06/25/2025	695	720,631
3.20%, 08/08/2024	573	602,378
Marriott International, Inc./MD 3.60%, 04/15/2024	213	227,205
3.75%, 10/01/2025	195	210,005
Series EE 5.75%, 05/01/2025	376	436,096

		2,196,315

Consumer Cyclical - Restaurants – 0.1%
McDonald’s Corp. 4.70%, 12/09/2035	230	293,077

Consumer Cyclical - Retailers – 2.4%
Advance Auto Parts, Inc. 1.75%, 10/01/2027	57	58,127
3.90%, 04/15/2030	835	952,651
AutoNation, Inc. 4.75%, 06/01/2030	39	46,853
Costco Wholesale Corp. 2.30%, 05/18/2022	263	269,641
Dollar General Corp. 3.25%, 04/15/2023	61	64,338

	Principal Amount (000)	U.S. $ Value

Home Depot, Inc. (The) 5.875%, 12/16/2036	$40	$59,629
PVH Corp. 4.625%, 07/10/2025	152	170,704
Ralph Lauren Corp. 2.95%, 06/15/2030	995	1,065,336
Ross Stores, Inc. 4.70%, 04/15/2027	160	187,963
4.80%, 04/15/2030	115	137,169
5.45%, 04/15/2050	215	284,088
Target Corp. 2.90%, 01/15/2022	263	269,696
VF Corp. 2.40%, 04/23/2025	88	93,616
2.80%, 04/23/2027	101	110,365
2.95%, 04/23/2030	489	534,008
Walmart Inc. 2.55%, 04/11/2023	472	492,763

		4,796,947

Consumer Non-Cyclical – 10.4%
AbbVie, Inc. 4.05%, 11/21/2039	80	93,738
4.25%, 11/21/2049	135	163,265
4.40%, 11/06/2042	185	226,923
4.70%, 05/14/2045	223	281,482
4.75%, 03/15/2045	118	150,202
4.875%, 11/14/2048	541	712,237
Altria Group, Inc. 3.40%, 05/06/2030	180	197,370
4.80%, 02/14/2029	821	973,443
5.95%, 02/14/2049	190	257,190
Amgen, Inc. 3.375%, 02/21/2050	215	231,759
4.663%, 06/15/2051	657	869,835
Anheuser-Busch InBev Finance, Inc. 4.70%, 02/01/2036	448	551,488
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 04/15/2048-06/01/2060	503	610,380
4.95%, 01/15/2042	490	620,453
BAT Capital Corp. 2.259%, 03/25/2028	317	323,600
4.39%, 08/15/2037	333	366,939
4.906%, 04/02/2030	764	903,766
Biogen, Inc. 3.15%, 05/01/2050	710	710,213
Bristol-Myers Squibb Co. 3.55%, 08/15/2022	256	268,485
4.55%, 02/20/2048	768	1,007,171
Cigna Corp. 3.00%, 07/15/2023	71	75,116
4.80%, 08/15/2038-07/15/2046	783	997,124
7.875%, 05/15/2027	53	72,379
Coca-Cola Co. (The) 2.50%, 03/15/2051	215	207,881
CommonSpirit Health 4.35%, 11/01/2042	44	52,106

	Principal Amount (000)	U.S. $ Value

CVS Health Corp. 3.875%, 07/20/2025	$308	$346,312
4.78%, 03/25/2038	811	1,000,109
5.05%, 03/25/2048	115	149,677
5.125%, 07/20/2045	325	423,313
Danaher Corp. 4.375%, 09/15/2045	260	329,766
Gilead Sciences, Inc. 0.75%, 09/29/2023	271	271,588
2.60%, 10/01/2040	490	480,391
4.15%, 03/01/2047	115	136,983
4.50%, 02/01/2045	80	98,995
4.75%, 03/01/2046	117	150,133
4.80%, 04/01/2044	145	185,805
5.65%, 12/01/2041	105	147,499
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031 (a)	320	329,200
Kraft Heinz Foods Co. 3.95%, 07/15/2025	301	328,478
Leggett & Platt, Inc. 4.40%, 03/15/2029	511	591,902
Mylan, Inc. 4.20%, 11/29/2023	692	754,557
PepsiCo, Inc. 1.70%, 10/06/2021	271	273,420
Perrigo Finance Unlimited Co. 4.375%, 03/15/2026	420	475,814
Pfizer, Inc. 4.10%, 09/15/2038	190	235,005
4.125%, 12/15/2046	112	140,651
4.20%, 09/15/2048	116	147,840
Smithfield Foods, Inc. 3.35%, 02/01/2022 (a)	65	65,867
Sysco Corp. 5.95%, 04/01/2030	375	483,844
6.60%, 04/01/2050	250	374,750
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030	586	590,706
Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	497	503,724
Wyeth LLC 5.95%, 04/01/2037	264	385,960
Zimmer Biomet Holdings, Inc. 3.55%, 03/20/2030	350	391,755

		20,718,589

Energy – 8.9%
Boardwalk Pipelines LP 3.40%, 02/15/2031	140	145,354
4.80%, 05/03/2029	304	346,685
BP Capital Markets America, Inc. 2.939%, 06/04/2051	290	279,560
3.00%, 02/24/2050	670	650,262
Chevron USA, Inc. 4.20%, 10/15/2049	110	136,122
6.00%, 03/01/2041	113	164,939
Ecopetrol SA 5.875%, 09/18/2023-05/28/2045	89	99,387

	Principal Amount (000)	U.S. $ Value

Enable Midstream Partners LP 4.40%, 03/15/2027	$307	$320,186
4.95%, 05/15/2028	63	66,449
5.00%, 05/15/2044	41	39,654
Enbridge, Inc. 3.125%, 11/15/2029	115	125,088
Energy Transfer Operating LP 3.75%, 05/15/2030	185	194,677
4.20%, 04/15/2027	47	52,076
5.25%, 04/15/2029	415	478,736
6.25%, 04/15/2049	393	463,422
Eni SpA 4.25%, 05/09/2029 (a)	247	288,578
Enterprise Products Operating LLC 3.70%, 01/31/2051	130	135,763
4.20%, 01/31/2050	647	728,858
4.80%, 02/01/2049	85	103,656
4.90%, 05/15/2046	45	55,151
EOG Resources, Inc. 4.375%, 04/15/2030	74	88,075
Exxon Mobil Corp. 4.114%, 03/01/2046	524	619,971
4.327%, 03/19/2050	220	270,985
Husky Energy, Inc. 4.40%, 04/15/2029	712	797,390
Kinder Morgan Inc. 5.55%, 06/01/2045	320	399,936
Marathon Oil Corp. 6.60%, 10/01/2037	315	387,226
Marathon Petroleum Corp. 5.125%, 12/15/2026	596	708,203
MPLX LP 4.125%, 03/01/2027	180	205,218
5.20%, 03/01/2047-12/01/2047	395	465,065
ONEOK, Inc. 2.75%, 09/01/2024	99	104,451
5.20%, 07/15/2048	295	335,922
6.35%, 01/15/2031	500	638,100
Ovintiv Exploration Inc. 5.375%, 01/01/2026	610	665,589
Pioneer Natural Resources Co. 2.15%, 01/15/2031	235	232,523
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	51	52,992
3.60%, 11/01/2024	461	495,068
4.50%, 12/15/2026	341	382,305
Sabine Pass Liquefaction LLC 5.625%, 04/15/2023	452	494,506
Saudi Arabian Oil Co. 2.25%, 11/24/2030 (a)	350	350,000
Shell International Finance BV 3.25%, 04/06/2050	705	754,209
3.75%, 09/12/2046	125	143,206
Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026	170	186,323
5.35%, 05/15/2045	145	154,022

	Principal Amount (000)	U.S. $ Value

Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030 (a)	$265	$275,865
Total Capital International SA 3.127%, 05/29/2050	691	710,044
TransCanada PipeLines Ltd. 4.10%, 04/15/2030	534	618,447
4.75%, 05/15/2038	50	61,024
Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	648	711,873
3.95%, 05/15/2050	173	190,239
7.85%, 02/01/2026	325	422,662
Valero Energy Corp. 2.85%, 04/15/2025	394	418,176
7.50%, 04/15/2032	318	440,707
Williams Cos., Inc.(The) 6.30%, 04/15/2040	130	169,788

		17,824,713

Services – 2.7%
Amazon.com, Inc. 2.50%, 11/29/2022	625	647,100
4.25%, 08/22/2057	107	144,460
Booking Holdings, Inc. 4.625%, 04/13/2030	810	982,716
eBay, Inc. 2.75%, 01/30/2023	62	64,657
3.60%, 06/05/2027	421	476,484
Expedia Group, Inc. 6.25%, 05/01/2025 (a)	73	84,331
IHS Markit Ltd. 4.00%, 03/01/2026 (a)	76	85,911
Mastercard, Inc. 3.65%, 06/01/2049	175	208,740
3.85%, 03/26/2050	446	553,312
Moody’s Corp. 3.25%, 05/20/2050	177	186,827
5.25%, 07/15/2044	356	484,000
PayPal Holdings, Inc. 3.25%, 06/01/2050	782	864,978
Verisk Analytics, Inc. 5.50%, 06/15/2045	486	677,076

		5,460,592

Technology – 8.9%
Analog Devices, Inc. 2.95%, 04/01/2025	36	39,043
Apple, Inc. 2.50%, 02/09/2022	264	269,628
2.55%, 08/20/2060	210	201,518
2.65%, 05/11/2050	170	170,792
4.45%, 05/06/2044	881	1,163,977
Autodesk, Inc. 3.50%, 06/15/2027	605	683,541
Baidu, Inc. 3.075%, 04/07/2025	265	282,369

	Principal Amount (000)	U.S. $ Value

Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028	$63	$68,658
3.875%, 01/15/2027	342	381,987
Broadcom, Inc. 3.50%, 02/15/2041(a)	139	140,191
3.75%, 02/15/2051(a)	98	100,066
4.11%, 09/15/2028	596	672,747
5.00%, 04/15/2030	590	701,952
Dell International LLC/EMC Corp. 4.90%, 10/01/2026(a)	546	635,937
6.02%, 06/15/2026(a)	513	618,976
Honeywell International, Inc. 0.483%, 08/19/2022	271	271,366
HP, Inc. 3.00%, 06/17/2027	473	518,957
Infor, Inc. 1.75%, 07/15/2025 (a)	95	98,015
Intel Corp. 4.75%, 03/25/2050	794	1,063,642
4.90%, 07/29/2045	195	262,217
International Business Machines Corp. 2.875%, 11/09/2022	365	381,772
4.25%, 05/15/2049	210	259,386
KLA Corp. 3.30%, 03/01/2050	215	234,483
5.00%, 03/15/2049	451	623,016
Lam Research Corp. 2.875%, 06/15/2050	829	862,798
3.75%, 03/15/2026	142	161,526
Leidos, Inc. 4.375%, 05/15/2030 (a)	486	572,479
Microchip Technology, Inc. 3.922%, 06/01/2021	175	176,936
Micron Technology, Inc. 4.663%, 02/15/2030	455	548,002
Microsoft Corp. 2.375%, 02/12/2022	264	269,394
NXP BV/NXP Funding LLC 5.55%, 12/01/2028 (a)	296	369,387
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(a)	24	25,701
3.15%, 05/01/2027(a)	500	549,845
4.30%, 06/18/2029(a)	163	190,725
Oracle Corp. 2.50%, 05/15/2022-04/01/2025	480	501,133
3.60%, 04/01/2050	586	649,798
3.85%, 04/01/2060	94	108,327
4.00%, 11/15/2047	547	641,254
6.125%, 07/08/2039	254	375,846
QUALCOMM, Inc. 4.30%, 05/20/2047	447	576,465
SK Hynix, Inc. 2.375%, 01/19/2031 (a)	390	392,796
Texas Instruments, Inc. 1.85%, 05/15/2022	265	270,032

	Principal Amount (000)	U.S. $ Value

VMware, Inc. 3.90%, 08/21/2027	$591	$662,422

		17,749,102

Transportation - Airlines – 0.5%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025 (a)	131	139,983
Southwest Airlines Co. 5.25%, 05/04/2025	685	786,325

		926,308

Transportation - Railroads – 0.1%
Union Pacific Corp. 3.839%, 03/20/2060	200	235,094

Transportation - Services – 0.6%
ENA Master Trust 4.00%, 05/19/2048 (a)	370	397,796
ERAC USA Finance LLC 3.85%, 11/15/2024 (a)	145	161,366
FedEx Corp. 4.05%, 02/15/2048	151	171,283
Penske Truck Leasing Co. Lp/PTL Finance Corp. 3.90%, 02/01/2024(a)	300	327,330
4.20%, 04/01/2027(a)	117	136,395

		1,194,170

		100,740,015

Financial Institutions – 36.8%

Banking – 24.0%
American Express Co. 2.50%, 08/01/2022	472	486,533
Series C 3.502% (LIBOR 3 Month + 3.29%), 03/15/2021(b) (c)	45	44,639
Banco de Credito del Peru 3.125%, 07/01/2030 (a)	304	311,606
Banco Santander SA 2.749%, 12/03/2030	400	403,812
5.179%, 11/19/2025	600	699,108
Bank of America Corp. 2.503%, 10/21/2022	214	217,422
2.592%, 04/29/2031	605	633,889
2.831%, 10/24/2051	300	296,808
2.881%, 04/24/2023	360	370,822
2.884%, 10/22/2030	560	600,936
3.974%, 02/07/2030	420	484,966
4.271%, 07/23/2029	827	971,477
Series L 3.95%, 04/21/2025	1,134	1,266,372
Series X 6.25%, 09/05/2024(b)	175	193,027
Series Z 6.50%, 10/23/2024(b)	53	60,283

	Principal Amount (000)	U.S. $ Value

Bank of New York Mellon Corp. (The) Series E 3.659%, 03/20/2021(b) (c)	$294	$292,633
Series G 4.70%, 09/20/2025(b)	148	162,134
Barclays PLC 5.20%, 05/12/2026	435	504,857
BBVA Bancomer SA/Texas 5.875%, 09/13/2034 (a)	330	370,012
BBVA USA 3.875%, 04/10/2025	481	539,009
BNP Paribas SA 1.323%, 01/13/2027(a)	246	246,524
2.219%, 06/09/2026(a)	365	380,794
BPCE SA 5.15%, 07/21/2024 (a)	200	227,170
Capital One Financial Corp. 3.65%, 05/11/2027	345	391,120
3.75%, 03/09/2027	533	606,810
Citigroup, Inc. 3.875%, 03/26/2025	441	488,743
4.412%, 03/31/2031	239	283,674
4.45%, 09/29/2027	1,864	2,169,659
5.50%, 09/13/2025	595	708,127
Series W 4.00%, 12/10/2025(b)	228	232,143
Citizens Financial Group, Inc. 2.638%, 09/30/2032 (a)	316	324,889
Commonwealth Bank of Australia 4.50%, 12/09/2025 (a)	615	704,919
Cooperatieve Rabobank UA 3.75%, 07/21/2026	525	591,549
Credit Agricole SA/London 1.907%, 06/16/2026 (a)	370	381,692
Credit Suisse Group AG 1.305%, 02/02/2027(a)	250	249,592
4.194%, 04/01/2031(a)	657	760,307
Danske Bank A/S 1.621%, 09/11/2026 (a)	556	558,407
Deutsche Bank AG/New York NY 3.30%, 11/16/2022	334	348,703
3.95%, 02/27/2023	635	673,678
3.961%, 11/26/2025	555	606,781
Discover Bank 4.682%, 08/09/2028	385	410,853
Discover Financial Services 4.10%, 02/09/2027	670	769,957
DNB Bank ASA 6.50%, 03/26/2022 (a) (b)	200	209,156
Goldman Sachs Group, Inc. (The) 3.50%, 04/01/2025	138	152,268
3.75%, 05/22/2025	225	250,058
3.80%, 03/15/2030	979	1,129,042
4.223%, 05/01/2029	482	565,251
4.25%, 10/21/2025	325	369,671
4.411%, 04/23/2039	148	182,660
5.75%, 01/24/2022	346	364,269
5.95%, 01/15/2027	40	50,036

	Principal Amount (000)	U.S. $ Value

HSBC Holdings PLC 2.013%, 09/22/2028	$285	$290,287
3.973%, 05/22/2030	342	388,252
4.041%, 03/13/2028	422	479,649
4.25%, 08/18/2025	632	713,092
4.95%, 03/31/2030	205	252,189
6.875%, 06/01/2021(b)	205	208,221
ING Groep NV 6.875%, 04/16/2022 (a) (b)	200	208,444
Intesa Sanpaolo SpA Series XR 3.25%, 09/23/2024 (a)	911	970,024
JPMorgan Chase & Co. 2.525%, 11/19/2041	280	276,374
2.956%, 05/13/2031	1,614	1,722,800
3.625%, 12/01/2027	335	377,079
3.882%, 07/24/2038	740	865,134
8.00%, 04/29/2027	530	736,276
Series 1 3.682% (LIBOR 3 Month + 3.47%), 04/30/2021(b) (c)	10	9,953
Series V 3.558%, 04/01/2021(b) (c)	62	61,573
Series Z 4.005%, 05/01/2021(b) (c)	19	19,004
KeyCorp. 5.10%, 03/24/2021	319	321,258
Lloyds Banking Group PLC 4.50%, 11/04/2024	592	661,844
Macquarie Group Ltd. 1.34%, 01/12/2027 (a)	326	327,324
Manufacturers & Traders Trust Co. 2.50%, 05/18/2022	315	323,461
Mizuho Financial Group Cayman 3 Ltd. 4.60%, 03/27/2024 (a)	1,295	1,428,152
Morgan Stanley 2.188%, 04/28/2026	143	150,150
2.625%, 11/17/2021	285	290,258
3.622%, 04/01/2031	145	165,140
3.95%, 04/23/2027	345	394,683
Series F 3.875%, 04/29/2024	55	60,657
Series G 4.431%, 01/23/2030	540	644,339
Series H 3.851% MS, 04/15/2021(b) (c)	145	144,472
Series J 4.051% (LIBOR 3 Month + 3.81%), 04/15/2021(b) (c)	38	38,006
Natwest Group PLC 5.125%, 05/28/2024	828	930,548
Series U 2.574%, 09/30/2027(b) (c)	300	294,060

	Principal Amount (000)	U.S. $ Value

PNC Bank NA 2.028%, 12/09/2022	$390	$395,608
2.45%, 07/28/2022	265	272,966
PNC Financial Services Group, Inc. (The) Series O 6.75%, 08/01/2021 (b)	288	293,256
Santander Holdings USA, Inc. 4.40%, 07/13/2027	1,212	1,389,509
Societe Generale SA 4.25%, 04/14/2025(a)	243	267,786
4.75%, 11/24/2025(a)	200	226,438
Standard Chartered PLC 1.456%, 01/14/2027 (a)	345	344,969
State Street Corp. 2.653%, 05/15/2023	315	324,374
Sumitomo Mitsui Financial Group, Inc. 2.142%, 09/23/2030	491	486,370
Truist Financial Corp. Series P 4.95%, 09/01/2025(b)	993	1,085,855
Series Q 5.10%, 03/01/2030(b)	197	222,669
UBS Group AG 7.125%, 08/10/2021 (a) (b)	205	210,555
UniCredit SpA 2.569%, 09/22/2026 (a)	360	365,094
US Bancorp Series I 3.727% (LIBOR 3 Month + 3.49%), 03/01/2021 (b) (c)	71	71,040
Wells Fargo & Co. 3.90%, 03/15/2026(b)	745	744,963
4.478%, 04/04/2031	910	1,091,590
5.606%, 01/15/2044	560	760,066
Series G 4.30%, 07/22/2027	1,251	1,458,716

		48,063,374

Brokerage – 0.4%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025 (b)	221	245,065
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	454	496,617

		741,682

Finance – 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.15%, 02/15/2024	179	187,613
Air Lease Corp. 2.875%, 01/15/2026	286	301,281
3.25%, 03/01/2025	179	191,464
3.625%, 04/01/2027-12/01/2027	261	284,542

	Principal Amount (000)	U.S. $ Value

Aircastle Ltd. 2.85%, 01/26/2028(a)	$654	$639,959
4.40%, 09/25/2023	342	365,670
5.25%, 08/11/2025(a)	210	233,816
Aviation Capital Group LLC 1.95%, 01/30/2026(a)	179	177,597
3.875%, 05/01/2023(a)	215	226,287
4.375%, 01/30/2024(a)	230	247,958
GE Capital Funding LLC 4.40%, 05/15/2030 (a)	200	231,420
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/2035	275	321,373
Harborwalk Funding Trust 5.077%, 02/15/2069 (a)	170	217,486
Synchrony Financial 3.70%, 08/04/2026	669	734,442
4.25%, 08/15/2024	58	63,702
5.15%, 03/19/2029	245	293,696

		4,718,306

Insurance – 4.4%
Aetna, Inc. 3.875%, 08/15/2047	175	200,695
Alleghany Corp. 3.625%, 05/15/2030	885	997,545
Allstate Corp. (The) Series B 5.75%, 08/15/2053	582	626,855
American International Group, Inc. 3.30%, 03/01/2021	380	380,000
3.75%, 07/10/2025	392	436,512
Berkshire Hathaway, Inc. 2.75%, 03/15/2023	395	413,565
Guardian Life Insurance Co. of America (The) 3.70%, 01/22/2070 (a)	210	230,502
Humana, Inc. 4.50%, 04/01/2025	378	433,018
MassMutual Global Funding II 0.85%, 06/09/2023 (a)	270	273,137
MetLife Capital Trust IV 7.875%, 12/15/2037 (a)	150	213,186
MetLife, Inc.
Series C 3.792% (LIBOR 3 Month + 3.58%), 03/01/2021(b) (c)	68	68,014
Series D 5.875%, 03/15/2028(b)	170	197,016
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039 (a)	120	203,204
New York Life Insurance Co. 4.45%, 05/15/2069 (a)	180	236,970
Nippon Life Insurance Co. 2.75%, 01/21/2051 (a)	490	488,873

	Principal Amount (000)	U.S. $ Value

Peachtree Corners Funding Trust 3.976%, 02/15/2025 (a)	$110	$121,781
Prudential Financial, Inc. 5.20%, 03/15/2044	437	466,983
5.375%, 05/15/2045	260	285,545
5.625%, 06/15/2043	474	511,038
5.875%, 09/15/2042	235	249,406
Reinsurance Group of America, Inc. 3.15%, 06/15/2030	897	971,837
UnitedHealth Group, Inc. 2.875%, 03/15/2022	212	216,823
Voya Financial, Inc. 5.65%, 05/15/2053	470	497,998

		8,720,503

REITS – 5.7%
American Homes 4 Rent LP 4.25%, 02/15/2028	5	5,707
American Tower Corp. 3.125%, 01/15/2027	275	300,603
5.00%, 02/15/2024	525	591,649
Brixmor Operating Partnership LP 3.25%, 09/15/2023	270	285,733
4.05%, 07/01/2030	518	586,081
EPR Properties 5.25%, 07/15/2023	120	124,726
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/2025	323	366,382
5.375%, 04/15/2026	114	130,772
Highwoods Realty LP 2.60%, 02/01/2031	821	831,780
Host Hotels & Resorts LP
Series E 4.00%, 06/15/2025	263	283,477
Series I 3.50%, 09/15/2030	491	507,183
Kilroy Realty LP 3.45%, 12/15/2024	40	43,271
Kimco Realty Corp. 2.80%, 10/01/2026	95	103,200
Office Properties Income Trust 4.50%, 02/01/2025	350	372,729
Omega Healthcare Investors, Inc. 4.50%, 01/15/2025	108	117,993
5.25%, 01/15/2026	808	924,788
Realty Income Corp. 3.25%, 01/15/2031	285	317,048
Regency Centers LP 3.60%, 02/01/2027	178	197,742
3.70%, 06/15/2030	230	258,357
3.75%, 06/15/2024	33	35,582
4.125%, 03/15/2028	195	221,635
Rexford Industrial Realty LP 2.125%, 12/01/2030	210	207,451
Sabra Health Care LP 4.80%, 06/01/2024	710	776,846
5.125%, 08/15/2026	565	638,331

	Principal Amount (000)	U.S. $ Value

SITE Centers Corp. 4.70%, 06/01/2027	$365	$407,223
Spirit Realty LP 3.20%, 02/15/2031	385	404,704
4.00%, 07/15/2029	132	147,448
4.45%, 09/15/2026	238	269,064
Ventas Realty LP 3.50%, 02/01/2025	161	176,738
3.85%, 04/01/2027	120	134,976
4.125%, 01/15/2026	23	26,269
VEREIT Operating Partnership LP 2.85%, 12/15/2032	367	377,327
4.60%, 02/06/2024	1,036	1,145,402
WP Carey, Inc. 4.60%, 04/01/2024	44	48,810

		11,367,027

		73,610,892

Utility – 3.9%
Electric – 3.8%
Abu Dhabi National Energy Co. PJSC 4.375%, 04/23/2025 (a)	215	242,748
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (a)	200	214,531
Berkshire Hathaway Energy Co. 2.85%, 05/15/2051(a)	272	269,209
4.25%, 10/15/2050(a)	361	449,499
6.125%, 04/01/2036	100	143,479
Consolidated Edison Co. of New York, Inc. Series 20B 3.95%, 04/01/2050	25	29,658
Dominion Energy, Inc. 3.90%, 10/01/2025	110	124,172
Duke Energy Corp. 4.20%, 06/15/2049	423	507,033
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029 (a)	200	211,625
Enel Americas SA 4.00%, 10/25/2026	53	59,112
Enel Chile SA 4.875%, 06/12/2028	62	72,579
Entergy Louisiana LLC 0.62%, 11/17/2023	493	493,937
Exelon Corp. 3.497%, 06/01/2022	94	97,558
Florida Power & Light Co. 3.95%, 03/01/2048	642	800,831
Georgia Power Co. 4.30%, 03/15/2042	340	413,175
Kentucky Utilities Co. 3.30%, 06/01/2050	52	55,993
National Rural Utilities Cooperative Finance Corp. 3.40%, 11/15/2023	275	295,818

	Principal Amount (000)	U.S. $ Value

Nevada Power Co. Series EE 3.125%, 08/01/2050	$215	$229,222
NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025	75	80,820
5.65%, 05/01/2079	194	229,048
Public Service Co. of New Hampshire 3.60%, 07/01/2049	127	149,717
Public Service Enterprise Group, Inc. 8.625%, 04/15/2031 (a)	388	604,613
Sempra Energy 3.80%, 02/01/2038	215	243,703
Southern Co. (The) Series A 3.70%, 04/30/2030	440	500,874
Southern Power Co. Series F 4.95%, 12/15/2046	77	91,204
Southwestern Public Service Co. 3.75%, 06/15/2049	427	501,776
Virginia Electric & Power Co. 8.875%, 11/15/2038	273	498,028

		7,609,962

Natural Gas – 0.1%
GNL Quintero SA 4.634%, 07/31/2029 (a)	200	221,800
NiSource, Inc. 5.65%, 02/01/2045	60	83,041

		304,841

		7,914,803

Total Corporates - Investment Grade (cost $173,429,028)		182,265,710

QUASI-SOVEREIGNS – 1.4%
Quasi-Sovereign Bonds – 1.4%
Chile – 0.4%
Corp. Nacional del Cobre de Chile 3.70%, 01/30/2050 (a)	200	212,687
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030 (a)	350	391,016
Empresa Nacional del Petroleo 3.75%, 08/05/2026 (a)	200	217,745

		821,448

Malaysia – 0.1%
Petronas Capital Ltd. 4.55%, 04/21/2050 (a)	225	289,800

Mexico – 0.3%
Petroleos Mexicanos 6.50%, 01/23/2029	240	239,184
6.75%, 09/21/2047	140	122,080
6.95%, 01/28/2060	169	147,013
7.69%, 01/23/2050	80	75,500

		583,777

	Principal Amount (000)	U.S. $ Value

Panama – 0.3%
Aeropuerto Internacional de Tocumen SA 5.625%, 05/18/2036 (a)	$200	$230,813
Empresa de Transmision Electrica SA 5.125%, 05/02/2049 (a)	246	302,411

		533,224

Peru – 0.3%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027 (a)	560	568,575

Total Quasi-Sovereigns (cost $2,590,351)		2,796,824

CORPORATES - NON-INVESTMENT GRADE – 1.4%
Industrial – 0.9%
Consumer Cyclical - Automotive – 0.2%
Ford Motor Credit Co. LLC 3.81%, 01/09/2024	395	408,201

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 11.50%, 04/01/2023 (a)	379	430,282

Consumer Non-Cyclical – 0.1%
Newell Brands, Inc. 4.35%, 04/01/2023	191	201,234

Energy – 0.4%
EQM Midstream Partners LP 4.75%, 07/15/2023	100	103,544
Occidental Petroleum Corp. 2.90%, 08/15/2024	319	309,475
3.50%, 08/15/2029	55	51,034
Western Midstream Operating LP 4.65%, 07/01/2026	81	84,778
5.45%, 04/01/2044	149	156,502

		705,333

		1,745,050

Financial Institutions – 0.5%
Banking – 0.3%
JPMorgan Chase & Co. 1.00%, 02/04/2032	600	599,154

REITS – 0.2%
Diversified Healthcare Trust 4.75%, 02/15/2028	407	407,012

		1,006,166

Total Corporates - Non-Investment Grade (cost $2,620,820)		2,751,216

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 1.0%
Colombia – 0.4%
Colombia Government International Bond 3.125%, 04/15/2031	$562	$579,211
5.20%, 05/15/2049	200	239,375

		818,586

Mexico – 0.4%
Mexico Government International Bond 3.90%, 04/27/2025	285	319,022
4.60%, 01/23/2046	200	220,687
4.75%, 03/08/2044	150	168,797

		708,506

Peru – 0.0%
Peruvian Government International Bond 2.392%, 01/23/2026	53	56,081

Qatar – 0.2%
Qatar Government International Bond 4.817%, 03/14/2049 (a)	228	305,591

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031	54	64,810

Total Governments - Sovereign Bonds (cost $1,718,675)		1,953,574

Total Investments – 94.9% (cost $180,358,874)(d)		189,767,324
Other assets less liabilities – 5.1%		10,207,305

Net Assets – 100.0%		$199,974,629

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	11	March 2021	$1,692,109	$(19,984)
U.S. T-Note 2 Yr (CBT) Futures	3	March 2021	662,930	606
U.S. T-Note 10 Yr (CBT) Futures	12	March 2021	1,644,375	(10,501)
U.S. Ultra Bond (CBT) Futures	24	March 2021	4,913,250	(235,052)
Sold Contracts
U.S. Long Bond (CBT) Futures	4	March 2021	674,875	17,924
U.S. T-Note 5 Yr (CBT) Futures	10	March 2021	1,258,750	(13)

				$(247,020)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAIG Series 35, 5 Year Index, 12/20/2025*	1.00%	Quarterly	0.56%	USD	3,280	$73,256	$74,932	$(1,676)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,170	09/09/2021	1.132%	3 Month LIBOR	Semi-Annual/ Quarterly	$(11,600)	$—	$(11,600)
USD	1,070	03/27/2022	2.058%	3 Month LIBOR	Semi-Annual/ Quarterly	(30,674)	—	(30,674)
USD	60	11/04/2044	3 Month LIBOR	3.049%	Quarterly/ Semi-Annual	18,566	—	18,566
USD	60	05/05/2045	3 Month LIBOR	2.562%	Quarterly/ Semi-Annual	12,574	—	12,574
USD	60	06/02/2046	3 Month LIBOR	2.186%	Quarterly/ Semi-Annual	7,813	—	7,813
USD	690	07/15/2046	3 Month LIBOR	1.783%	Quarterly/ Semi-Annual	27,236	—	27,236
USD	270	09/02/2046	3 Month LIBOR	1.736%	Quarterly/ Semi-Annual	9,498	—	9,498
USD	50	11/02/2046	3 Month LIBOR	2.086%	Quarterly/ Semi-Annual	5,522	—	5,522

						$38,935	$—	$38,935

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate market value of these securities amounted to $32,631,015 or 16.3% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2021.
(d)

As of January 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,098,626 and gross unrealized depreciation of investments was $(899,937), resulting in net unrealized appreciation of $9,198,689.

Glossary:

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

LIBOR – London Interbank Offered Rate

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

AB Corporate Income Shares

January 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$182,265,710	$—	$182,265,710
Quasi-Sovereigns	—	2,796,824	—	2,796,824
Corporates - Non-Investment Grade	—	2,751,216	—	2,751,216
Governments - Sovereign Bonds	—	1,953,574	—	1,953,574

Total Investments in Securities	—	189,767,324	—	189,767,324
Other Financial Instruments(a):
Assets:
Futures	18,530	—	—	18,530
Centrally Cleared Credit Default Swaps	—	73,256	—	73,256
Centrally Cleared Interest Rate Swaps	—	81,209	—	81,209
Liabilities:
Futures	(265,550)	—	—	(265,550)
Centrally Cleared Interest Rate Swaps	—	(42,274)	—	(42,274)

Total	$(247,020)	$189,879,515	$—	$189,632,495

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.